VIRTUS KAR Long/Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—98.4%
Communication Services—9.7%
Alphabet, Inc. Class C	14,773	$ 2,558
Trade Desk, Inc. (The) Class A(1)	37,997	3,415
		5,973

Consumer Discretionary—8.7%
Home Depot, Inc. (The)(2)	5,632	2,074
Pool Corp.(2)	8,813	3,296
		5,370

Consumer Staples—5.7%
Celsius Holdings, Inc.(1)	32,911	1,541
Lamb Weston Holdings, Inc.	33,587	2,016
		3,557

Financials—28.4%
Jack Henry & Associates, Inc.(2)	12,635	2,167
LPL Financial Holdings, Inc.	6,886	1,525
Moody’s Corp.	5,513	2,517
Primerica, Inc.	15,033	3,785
Ryan Specialty Holdings, Inc. Class A	44,125	2,718
Triumph Financial, Inc.(1)	25,508	2,314
Visa, Inc. Class A(2)	9,585	2,546
		17,572

Health Care—6.7%
Cooper Cos., Inc. (The)(1)	20,685	1,930
Zoetis, Inc. Class A(2)	12,418	2,236
		4,166

Industrials—18.1%
Lennox International, Inc.	4,541	2,650
Old Dominion Freight Line, Inc.	10,177	2,139
TransUnion	28,301	2,554
Verisk Analytics, Inc. Class A(2)	9,003	2,357
Watts Water Technologies, Inc. Class A	7,169	1,488
		11,188

	Shares	Value

Information Technology—21.1%
Aspen Technology, Inc.(1)	11,542	$ 2,169
CDW Corp.	9,703	2,116
Clearwater Analytics Holdings, Inc. Class A (1)	121,620	2,378
Intuit, Inc.	3,958	2,562
nCino, Inc.(1)	117,082	3,836
		13,061

Total Common Stocks (Identified Cost $39,126)		60,887

Total Long-Term Investments—98.4% (Identified Cost $39,126)		60,887

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT—98.4% (Identified Cost $39,126)		60,887

Securities Sold Short(3)—(27.9)%
Communication Services—(1.0)%
Thryv Holdings, Inc.(4)	(33,213)	(647)
Consumer Discretionary—(8.8)%
Boot Barn Holdings, Inc.(4)	(5,288)	(706)
Cricut, Inc. Class A	(143,194)	(889)
H&R Block, Inc.	(22,987)	(1,332)
ODP Corp. (The)(4)	(41,379)	(1,748)
RH(4)	(2,577)	(748)
		(5,423)

Consumer Staples—(0.9)%
Central Garden & Pet Co. Class A(4)	(16,771)	(576)
Financials—(3.8)%
American Coastal Insurance Corp.(4)	(45,006)	(550)
Baldwin Insurance Group, Inc. (The) Class A(4)	(40,569)	(1,774)
		(2,324)

Industrials—(6.4)%
ACCO Brands Corp.	(208,852)	(1,067)
Deluxe Corp.	(59,160)	(1,442)
	Shares	Value

Industrials—continued
MillerKnoll, Inc.	(24,706)	$ (766)
Werner Enterprises, Inc.	(17,974)	(705)
		(3,980)

Information Technology—(3.4)%
Adeia, Inc.	(103,263)	(1,214)
Xperi, Inc.(4)	(110,566)	(903)
		(2,117)

Real Estate—(3.6)%
Compass, Inc. Class A(4)	(319,253)	(1,402)
Retail Opportunity Investments Corp.	(53,590)	(801)
		(2,203)

Total Securities Sold Short (Proceeds $(17,069))		(17,270)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT—70.5% (Identified Cost $22,057)		$43,617
Other assets and liabilities, net—29.5%		18,237
NET ASSETS—100.0%		$61,854

Footnote Legend:
(1)	Non-income producing.
(2)	All or portion segregated as collateral for securities sold short. The value of securities segregated as collateral is $12,783.
(3)	The Fund is contractually responsible to the lender for any dividends payable and interest accrued on securities while those securities are in a short position. These dividends and interest are recorded as an expense of the Fund.
(4)	No dividend expense on security sold short.
See Notes to Schedule of Investments

VIRTUS KAR Long/Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of July 31, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at July 31, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$60,887	$60,887
Total Assets	60,887	60,887
Liabilities:
Securities Sold Short:
Common Stocks	(17,270)	(17,270)
Total Liabilities	(17,270)	(17,270)
Total Investments, Net of Securities Sold Short	$43,617	$43,617
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at July 31, 2024.
There were no transfers into or out of Level 3 related to securities held at July 31, 2024.
See Notes to Schedule of Investments

VIRTUS KAR LONG/SHORT EQUITY FUND NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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